Non-controlling interests - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 185,131	¥ 107,950	¥ 1,000
Increase in Capital contribution from non-controlling interests shareholders	(41,167)	¥ (26,897)	¥ (18,699)
Hengyang Shanshan [Member]
Noncontrolling Interest [Line Items]
Loan receivable converted	62,518
Capital contribution from non-controlling interests shareholders	19,370
Increase in Capital contribution from non-controlling interests shareholders	¥ 43,148